Schedule of commitment for purchase goods and services (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Borrowings	R$ 25,456,030	R$ 22,404,426	R$ 18,620,279
Mortgage guarantees	20,343	44,816
Related To F I N A M E [Member]
IfrsStatementLineItems [Line Items]
Mortgage guarantees	16,742
Related To Tax Incentives And Other [Member]
IfrsStatementLineItems [Line Items]
Mortgage guarantees	R$ 3,601	R$ 44,816